PGIM ETF TRUST

655 BROAD STREET

NEWARK, NEW JERSEY 07102

February 28, 2018

VIA EDGAR SUBMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PGIM ETF Trust (the “Trust”)

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-l A under the Securities Act of 1933 (No. 333-222469) and the Investment Company Act of 1940 (No. 811-23324)

Dear Mr. Zapata:

On behalf of the PGIM Ultra Short Bond Fund (the “Fund”), a series of the Trust, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”) is Pre-Effective Amendment No. 1 to the Fund’s initial registration statement on Form N-1A filed with the Commission on January 8, 2018 (the “Registration Statement”) under the 1933 Act and the 1940 Act (the “Amendment”). The Amendment has been marked to reflect new or revised disclosure to indicate revisions from the Registration Statement incorporating responses to the staff’s comments as discussed below and other updates.

This letter is intended to respond to the staff’s comments on the Registration Statement that you conveyed in a letter dated February 5, 2018 addressed to the undersigned. For your convenience, a summary of the staff’s comments is included herein followed by the Fund’s responses.

Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

General Comments

Comment 1.a. Please complete the registration statement in a pre-effective amendment to eliminate all blanks and bracketed items. Include the exchange ticker symbol on the cover page of the prospectus and the SAI.

Response:

The Amendment filled in all blanks and bracketed items, including the ticker, to the extent currently available. Any additional blank information will be completed in a subsequent amendment, including management fees, total expenses and the expense example.

Comment 1.b. Please identify, supplementally, the order that allows the Fund to operate as an ETF and confirm that the registrant will comply with all requirements of the order. In addition, please identify, supplementally, the exemptive order that permits PGIM Investments to operate as a manger of mangers.

Response:

Prudential Investments LLC received an order dated June 24, 2014 (IC Rel. No. 31095) for the operation of actively managed exchange traded funds. The Trust confirms that it has policies and procedures in place to assist in assuring that the Fund will comply with the requirements of the order. PGIM Investments received an order dated December 16, 2014 (IC Rel. No. 31377) to operate as a manager of manager.

Comment 1.c. Please define the term "Fund" prior to first use.

Response:

The disclosure has been revised as requested.

Fee Table

Comment 2. Please delete the last sentence of the preamble to the fee table, which outlines fees covered by the investment manager - PGIM Investments -under the Management Agreement. Given that the fee waiver can be terminated at any time, it may not be included as a line item in the fee table per Instruction 3(e) to Item 3 of Form N-l A. This fee waiver information may be included in the Item 10 disclosure provided later in the prospectus.

Response:

The referenced disclosure is not a fee waiver. The disclosure in the last sentence of the preamble describes the Fund’s unitary fee structure whereby PGIM Investments pays for the listed services pursuant to the Management Agreement. The Trust submits that a unitary management fee has become common in the ETF industry and that the disclosure is helpful to investors in describing the fees paid by shareholders. Thus, the Fund respectfully submits that the referenced disclosure should not be deleted as requested.

Principal Investment Strategies

Comment 3.a. Please add disclosure to this section stating that the Fund is an actively managed ETF.

Response:

The disclosure has been revised as requested.

Comment 3.b. In discussing duration, please clarify that a greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk. Further, please explain that duration should not be confused with maturity. To assist an investor's comprehension of duration, please provide a simple example of how it works. For example, if a portfolio has a duration of three years and interest rates increase by 1%, then the portfolio would decline in value by approximately 3%. Please apply plain English principles in providing this disclosure. See, A Plain English Handbook, SEC Office of lnvestor Education and Assistance (Aug. 1998), available at

https://www.sec.gov/reportspubs/investor- publications/newsextrahandbookhtm.html .

Response:

The disclosure has been revised as requested.

Comment 3.c. In the third paragraph of the section describing principal investment strategies, the registrant states that the Fund's fixed income investments will have a minimum short term rating of at least A2 by S&P or P2 by Moody's or a minimum long-term rating of BBB Moody's or Baa3 by S&P. Please add disclosure explaining what is meant by "short term" and "long-term" ratings.

Response:

The disclosure has been revised as requested.

Comment 3.d. Also in the third paragraph of the principal investment strategies, the registrant states that "the Fund may also invest in unrated fixed income investments that the Fund's subadviser determines to be of comparable credit quality to the rated fixed income investments that are permissible investments." Please add disclosure explaining what is meant by "permissible investments."

Response:

The disclosure has been revised to delete the reference to permissible investments.

Comment 3.e. Please add additional disclosure concerning concentration of investments if the Fund intends to invest more than 25% of net assets in sovereign debt of a single foreign country.

Response:

The Fund does not have a policy to invest more than 25% of its net assets in sovereign debt of a single foreign country. Thus, the Fund respectfully submits that additional revisions are not necessary.

Principal Risks

Comment 4.a. Please set apart the "Principal Risks" heading and description from the underlying list of specific risks that follow.

Response:

The disclosure has been revised as requested.

Comment 4.b. With regard to the risks of variable and floating rate bonds, please disclose that the settlement period for such instruments could be longer than seven days, if applicable.

Response:

The disclosure has been revised as requested.

Comment 4.c. Please disclose that, in stressed market conditions, the market for an ETF's shares may become less liquid in response to deteriorating liquidity in the markets for the ETF's underlying portfolio holdings. Please also note that this adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Response:

The principal risk entitled “ETF Trading Risk” has been revised as requested.

Comment 4.d. If the securities underlying the ETF are traded outside of a collateralized settlement system, please disclose that there are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants).

Response:

The Fund’s securities are all traded pursuant to a collateralized settlement system. Thus, the Fund respectfully submits that no additional revisions to the disclosure are required.

Comment 4.e. Please add disclosure in plain English explaining that premiums and discounts relate to differences between market price of ETF shares and the ETF's daily NAV.

Response:

The principal risk entitled “ETF Trading Risk” has been revised as requested.

Comment 4.f. If all or a portion of the ETF's underlying securities trade in a market that is closed when the market in which the ETF's shares are listed and trading in that market is open, please disclose that there may be changes between the last quote from its closed foreign market and the value of such security during the ETF' s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Response:

The disclosure has been revised as requested.

Payments to Broker-Dealer and Other Financial Intermediaries

Comment 5. In the statement required by Item 8 of Form N-1 A, the registrant states that PGIM - defined as an affiliated registered investment adviser and subadviser to the Fund -may make payments to intermediaries. Please confirm that PGIM and not the Fund may be making such payments.

Response:

The Fund confirms that the Manager and not the Fund would make any such payments.

Additional Information about Investment Strategies

Comment 6.a. Please carry over comments from the summary principal strategies and risks sections to the additional information portion of the prospectus.

Response:

The disclosure has been revised as requested in a manner consistent to the Fund’s responses noted above.

Comment 6.b. Please add the fourth paragraph of this section, which describes foreign investments, to the summary principal strategy section of the prospectus.

Response:

The disclosure has been revised as requested.

Comment 6.c. In the seventh paragraph of this section, the registrant uses the terms "below investment grade" investments, "high-yield debt securities," and "junk bonds." Please clarify in this disclosure that these are equivalent terms for the same investments or choose one consistent term to refer to these holdings.

Response:

The disclosure has been revised as requested.

Comment 6.d. In this section, the registrant describes types of "mortgage pass-through securities" and "mortgage-related securities." Please clarify in this disclosure that these are equivalent terms for the same investments or choose one consistent term to refer to these holdings.

Response:

The disclosure has been revised as requested.

Comment 6.e. Given the Fund's principal investment strategies, please identify, supplementally, the percentage of the Fund's net assets that may be invested in asset-backed and mortgage-backed securities (including the amount in non-agency, non-investment grade tranches). The staff may have further comments on this issue after reviewing the registrant's response.

Response:

Currently, the Fund limits its investments in non-agency, non-government sponsored enterprise and privately-issued asset-backed securities (“non-GSE securities”) to 20% of the Fund’s portfolio. The Fund may invest in asset-backed and mortgage-backed securities issued by government-sponsored entities above this 20% limitation consistent with the generic active ETF listing requirements of NYSE Arca. In addition, the Fund expects that the NYSE Arca will file one or more Rule 19b-4 requests to the Division of Trading and Markets to permit the Fund to invest up 30% of its total assets in non-GSE securities.

Comment 6.f. The subsection addressing securities lending is currently bracketed. Please clarify whether the Fund will engage in securities lending.

Response:

The disclosure has been deleted.

Manager

Comment 7. Please disclose assets under management for PGIM Investments, PGIM, and PGIM Fixed Income through December 31, 2017.

Response:

The disclosure has been revised as requested.

Statement of Additional Information

Subadvisorv Agreements

Comment 1. In this section, the registrant states that "[f]rom time to time the Manager may share certain of its profits with the Subadviser." Please provide further disclosure describing the terms of such profit sharing.

Response:

The disclosure has been revised as requested.

Principal Shareholders and Control Persons

Comment 2.a. Please add additional disclosure explaining the effect of the described control on the voting rights of other security holders. State the percentage of the PGIM's voting securities owned or any other basis of control. If the control person is a company, give the jurisdiction under the laws of which it is organized. See Item 18(a) of Form N-l A.

Response:

The disclosure has been revised as requested.

Comment 2.b. The registrant states that, as of the date of the SAI, the board members and officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund. Please add disclosure, if correct, that as of the effective date of SAI, the only principal shareholder of the Fund will be PGIM Investments, Inc.

Response:

The disclosure has been revised as requested.

Financial Statements, Exhibits, and Other Information

Comment 2. Please provide in a pre-effective amendment any financial statements, exhibits, consents, and other required disclosure not included in this filing. Where required by Item 28 of Form N-l A, please file actual agreements as opposed to "form of” agreements, e.g., advisory agreements and underwriting contracts. If an actual agreement is not yet available, please indicate that it will be filed by subsequent amendment.

Response:

In a subsequent amendment the Fund will file its initial financial statements with respect to the seed investments in the Fund, exhibits, consents, and other required disclosure not included in the Amendment. The Fund confirms that pursuant to Item 28 of Form N-1A, where required, the Fund will file actual agreements as opposed to "form of” agreements, e.g., advisory agreements and underwriting contracts. If an actual agreement is not yet available, the Fund will indicate that it will be filed by subsequent amendment.

*       *       *

PGIM Investments currently expects the Fund to begin for trading on or about April 3, 2018. Kindly provide comments by March 12, 2018. Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel